UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period
_____________ to _____________

Date of Report (Date of earliest event reported)  ______________________

Commission File Number of securitizer: ______________________

 Central Index Key Number of securitizer: ______________________

___________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2016-3

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Ian Sterling
(212) 648-0364

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E
99.2	AMC Data Compare
99.3	AMC Exception Report
99.4	AMC Agency Grades
99.5	AMC Agency Supplemental Report
99.6	AMC Valuation Report
99.7	AMC Event Level Report
99.8	Inglet Blair Executive Narrative
99.9	Inglet Blair Data Delta
99.10	Inglet Blair Exception Report
99.11	Inglet Blair Executive Summary
99.12	Inglet Blair Final Grading
99.13	Inglet Blair QM Report
99.14	Inglet Blair Valuation Report
99.15	Opus Capital Markets Consultants LLC (“Opus”) Securitization Narrative
99.16	Opus Data Compare Report
99.17	Opus Exception Report
99.18	Opus Final Grading Summary
99.19	Opus QM Report
99.20	Opus SP Valuation Report
99.21	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.22	Clayton Conditions Report
99.23	Clayton Loan Level Tape Compare
99.24	Clayton Rating Agency ATR QM Data Fields
99.25	Clayton Valuations Summary
99.26	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 19, 2016

J.P. MORGAN ACCEPTANCE CORPORATION II (Depositor)

By:	/s/ Greg Boester
Name: Greg Boester
Title: Chief Executive Officer
(Senior officer in charge of securitization of the Depositor)